GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1       -      GENERAL

Business Description:

Nova Ltd. (”Nova” or the “Parent Company”) was incorporated and commenced operations in 1993 in the design, development and production of process control systems, used in the manufacturing of semiconductors. Nova has wholly owned subsidiaries in the United States of America (the “U.S.”), Japan, Taiwan, Korea, China and Germany (together defined as the “Company”).

The Company's Chief Operating Decision Maker (CODM) is the Company's president and CEO. The Company operates in one operating segment.

On April 2, 2015, the Company completed the acquisition of 100% shares of ReVera Inc. (hereinafter – ReVera) a privately-held U.S. company. On December 31, 2017, ReVera, merged into Nova Measuring Instruments, Inc.

On January 25, 2022, the Company completed the acquisition of 100% shares of ancosys GmbH (hereinafter – ancosys) a privately-held German company.

The ordinary shares of the Company are traded on the NASDAQ Global Market since April 2000 and on the Tel-Aviv Stock Exchange since June 2002.

On June 24, 2021, the Company increased its authorized share capital to 60,000,000 Ordinary Shares and eliminated the par value of the Ordinary shares.